Provision for Site Reclamation (Schedule of Provision for Site Reclamation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision For Site Reclamation Schedule Of Provision For Site Reclamation
Balance as at December 31, 2017 and 2018	$ 1,004,499
Increase in estimate		946,010
Foreign exchange adjustment	(48,343)	56,351
Accretion expense	8,804	2,138
Balance as at December 31, 2019	$ 964,960	$ 1,004,499